Annual Operating Expenses {- Fidelity Investment Grade Bond ETF} - NF_08.31 Fidelity Fixed Income ETFs_Combo PRO-01 - Fidelity Investment Grade Bond ETF - Fidelity Investment Grade Bond ETF	Feb. 24, 2021
Operating Expenses:
Management fee	0.36%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.36%

[1]	(a)Based on estimated amounts for the current fiscal year.